Mineral Properties -Net Book value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs		$ (90,459)
Assets arising from exploration for and evaluation of mineral resources	$ 89,507	82,226	$ 64,587
Cost [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	179,966	172,685
Accumulated depreciation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	(90,459)
Exploration and Evaluation Properties [Member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	79,893	73,213
Exploration and Evaluation Properties [Member] | Cost [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	79,893	73,213
Exploration and Evaluation Properties [Member] | Accumulated depreciation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	0	0
Mining Operations Properties [Member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	9,614	9,013
Mining Operations Properties [Member] | Cost [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	100,073	99,472
Mining Operations Properties [Member] | Accumulated depreciation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	$ (90,459)	$ (90,459)